Result from Non-Current Assets and Disposal Groups Held for Sale Not Admissible as Discontinued Operations - Schedule of Result from Non-Current Assets and Disposal Groups Held for Sale Not Admissible as Discontinued Operations (Details) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income from assets received in payment or adjudicated in judicial auction
Gain (loss) on sale of assets received in lieu of payment or foreclosed at judicial auction	$ 2,361	$ 1,358	$ 4,053
Other income from assets received in payment or foreclosed at judicial auction	57	53	195
Provisions for adjustments to net realizable value of assets received in lieu of payment or foreclosed at judicial auction	(3,350)	(2,250)	(620)
Charge-off assets received in lieu of payment or foreclosed at judicial auction	(1,187)	(485)	(38)
Expenses to maintain assets received in lieu of payment or foreclosed at judicial auction	(1,382)	(1,165)	(1,077)
Non-current assets held for sale
Investments in other companies			(435)
Intangible assets
Property and equipment	938	2,971	1,043
Assets for recovery of assets transferred in financial leasing operations	2,105	2,325	1,727
Other assets
Disposal groups held for sale
Total	$ (458)	$ 2,807	$ 4,848